Shareholder Report, Holdings (Details) - C000014202	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.60%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.00%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.00%
FR_084670702
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.20%
Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	47.10%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%

[1]	Amount is less than 0.05%.